PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Growth and Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .9%
Communication Services : 8 .7%
190,948
Activision Blizzard, Inc.
$ 17,878,461
1 .0
2,844,589
AT&T, Inc.
42,725,727
2 .3
235,259
(1)
Meta Platforms, Inc.
- Class A
70,627,105
3 .8
1,056,838
(1)
Pinterest, Inc. - Class A
28,566,331
1 .6
159,797,624
8 .7
Consumer Discretionary : 9 .4%
828,238
(1)
Amazon.com, Inc.
105,285,615
5 .7
352,377  Las Vegas Sands
Corp.
16,152,962
0 .9
119,392
McDonald's Corp.
31,452,628
1 .7
48,443
(1)
Ulta Beauty, Inc.
19,350,556
1 .1
172,241,761
9 .4
Consumer Staples : 8 .2%
1,046,603
Kenvue, Inc.
21,015,788
1 .2
975,476
Kraft Heinz Co.
32,815,013
1 .8
698,788  Mondelez International,
Inc. - Class A
48,495,887
2 .6
524,357  Philip Morris
International, Inc.
48,544,971
2 .6
150,871,659
8 .2
Energy : 5 .3%
713,841
BP PLC, ADR
27,639,923
1 .5
165,152
(2)
Chesapeake Energy
Corp.
14,241,057
0 .8
238,302
ConocoPhillips
28,548,580
1 .6
185,854
Valero Energy Corp.
26,337,370
1 .4
96,766,930
5 .3
Financials : 11 .1%
297,647  Apollo Global
Management, Inc.
26,716,795
1 .4
134,709  Arthur J Gallagher &
Co.
30,704,222
1 .7
1,210,140
Bank of America Corp.
33,133,633
1 .8
656,159  Bank of New York
Mellon Corp.
27,985,181
1 .5
481,402  Hartford Financial
Services Group, Inc.
34,136,216
1 .9
357,634  Intercontinental
Exchange, Inc.
39,346,893
2 .1
456,383
Truist Financial Corp.
13,057,118
0 .7
205,080,058
11 .1
Health Care : 17 .5%
299,523
Abbott Laboratories
29,008,803
1 .6
229,971
(2)
Alcon, Inc.
17,721,565
1 .0
381,843
(1)
Boston Scientific Corp.
20,161,310
1 .1
391,000  Bristol-Myers Squibb
Co.
22,693,640
1 .2
129,830
Cigna Group
37,140,468
2 .0
62,613
Eli Lilly & Co.
33,631,321
1 .8
75,612
HCA Healthcare, Inc.
18,599,040
1 .0
232,478
Johnson & Johnson
36,208,448
2 .0
54,783
McKesson Corp.
23,822,388
1 .3
179,435
Quest Diagnostics, Inc.
21,865,949
1 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
54,202  Thermo Fisher
Scientific, Inc.
$ 27,435,426
1 .5
95,547
(1)
Vertex
Pharmaceuticals, Inc.
33,225,514
1 .8
321,513,872
17 .5
Industrials : 7 .1%
488,137
(1)
Copart, Inc.
21,033,823
1 .1
316,175
Emerson Electric Co.
30,533,020
1 .7
741,772  Howmet Aerospace,
Inc.
34,306,955
1 .9
315,728
Ingersoll Rand, Inc.
20,118,188
1 .1
63,404
Parker-Hannifin Corp.
24,697,126
1 .3
130,689,112
7 .1
Information Technology : 22 .6%
61,588
(1)
Adobe, Inc.
31,403,721
1 .7
256,765
(1)
Advanced Micro
Devices, Inc.
26,400,577
1 .4
347,095  Dolby Laboratories,
Inc. - Class A
27,510,750
1 .5
507,385  Micron Technology,
Inc.
34,517,402
1 .9
491,188
Microsoft Corp.
155,092,611
8 .4
160,157
NVIDIA Corp.
69,666,693
3 .8
51,083
Paycom Software, Inc.
13,244,289
0 .7
79,463  Roper Technologies,
Inc.
38,482,342
2 .1
230,790  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
20,055,651
1 .1
416,374,036
22 .6
Materials : 3 .3%
69,229  Air Products and
Chemicals, Inc.
19,619,499
1 .1
339,468
Alcoa Corp.
9,864,940
0 .5
200,017  CF Industries
Holdings, Inc.
17,149,457
0 .9
54,890  Reliance Steel &
Aluminum Co.
14,393,805
0 .8
61,027,701
3 .3
Real Estate : 2 .9%
163,080
Prologis, Inc.
18,299,207
1 .0
125,706  Ryman Hospitality
Properties, Inc.
10,468,796
0 .6
307,250
Welltower, Inc.
25,169,920
1 .3
53,937,923
2 .9
Utilities : 2 .8%
490,250
NextEra Energy, Inc.
28,086,423
1 .5
417,977  Public Service
Enterprise Group, Inc.
23,787,071
1 .3
51,873,494
2 .8
Total Common Stock
(Cost $1,609,382,968)
1,820,174,170
98 .9

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Growth and Income Portfolio
Shares Value
Percentage
of Net
Assets
OTHER
(3)
: 0.0%
Utilities : 0.0%
10,000,000
(1)(4)(5)
Southern Energy
$ —
0.0
Total Other
(Cost $—)
—
0.0
Total Long-Term
Investments
(Cost $1,609,382,968)
1,820,174,170
98 .9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .7%
Repurchase Agreements : 1 .0%
4,150,663
(6)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $4,152,502,
collateralized
by various U.S.
Government Agency
Obligations, 3.062%-
6.000%, Market Value
plus accrued interest
$4,233,676, due
08/01/28-07/01/53)
4,150,663
0 .2
3,312,191
(6)
Cantor Fitzgerald,
Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $3,313,639,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market Value
plus accrued interest
$3,378,435, due
05/01/25-03/15/65)
3,312,191
0 .2
2,269,744
(6)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $2,270,738,
collateralized
by various U.S.
Government
Securities, 0.000%-
7.500%, Market Value
plus accrued interest
$2,315,139, due
10/31/23-02/15/53)
2,269,744
0 .1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
3,398,031
(6)
Mirae Asset Securities
USA Inc., Repurchase
Agreement dated
09/29/2023, 5.370%,
due 10/02/2023
(Repurchase
Amount $3,399,531,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.449%, Market Value
plus accrued interest
$3,467,543, due
02/15/25-04/20/71)
$ 3,398,031
0 .2
355,831
(6)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase
Amount $355,987,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $362,948, due
10/02/23)
355,831
0.0
4,235,371
(6)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/29/2023, 5.380%,
due 10/02/2023
(Repurchase
Amount $4,237,244,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$4,320,080, due
07/15/25-02/15/51)
4,235,371
0 .3
Total Repurchase
Agreements
(Cost $17,721,831)
17,721,831
1 .0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Growth and Income Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0 .7%
13,121,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $13,121,000) $ 13,121,000 0 .7
Total Short-Term
Investments
(Cost $30,842,831)
$ 30,842,831
1 .7
Total Investments in
Securities
(Cost $1,640,225,799) $ 1,851,017,001 100 .6
Liabilities in Excess
of Other Assets (11,396,467) (0.6)
Net Assets $ 1,839,620,534 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Restricted security as to resale, excluding Rule 144A securities.
As of September 30, 2023, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Growth and Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 1,820,174,170 $ — $ — $ 1,820,174,170
Short-Term Investments 13,121,000 17,721,831 — 30,842,831
Total Investments, at fair value $ 1,833,295,170 $ 17,721,831 $ — $ 1,851,017,001
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
At September 30, 2023, Voya Growth and Income Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Southern Energy 11/30/2005 $ — $ —
$ — $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 338,770,829
Gross Unrealized Depreciation (127,979,627)
Net Unrealized Appreciation $ 210,791,202